LEASES (Schedule of Supplemental Balance Sheet Information) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
Current maturities of operating leases	$ 21,519
Long-term operating leases	103,490
Total operating lease liabilities	$ 125,009
Weighted-average remaining operating lease term	10 years 8 months 12 days
Weighted-average discount rate of operating leases	4.95%